Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Neuberger Berman ETF Trust
Entity Central Index Key	0001506001
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000243703
Shareholder Report [Line Items]
Fund Name	China Equity ETF
Trading Symbol	NBCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/NBCE-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/NBCE-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Equity ETF	$89	0.74%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the year, the Fund generated a positive return, with communications and consumer names the primary contributors to performance. Chinese equities delivered strong returns, supported by resilient export activity in the first half and improving fundamentals beginning in September 2024. China policy pivots, technological advancements, and easing U.S.-China tensions lifted sentiment, while attractive Chinese equity valuations, amid declining Chinese bond yields, spurred capital rotation into Chinese equities, all of which provided a favorable backdrop for the Fund’s positive return.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in Communication Services, Consumer Staples, Consumer Discretionary and Energy sectors drove performance.

  Stock selection in IT and Industrials, as well as slight under-allocation to the IT sector versus the MSCI China A Onshore Index (Net).

  Holding undeployed cash during the strong market rally resulted in a performance drag.

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	China Equity ETF (at NAV) $16,779	MSCI China All Shares Index (Net) $15,244	MSCI China A Onshore Index (Net) $12,470
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,209	$10,108	$9,346
8/31/17	$15,520	$12,760	$10,428
8/31/18	$16,199	$11,722	$7,919
8/31/19	$16,031	$11,753	$8,820
8/31/20	$20,045	$16,217	$12,267
8/31/21	$22,740	$16,305	$13,800
8/31/22	$16,212	$12,338	$11,082
8/31/23	$13,602	$11,135	$9,648
8/31/24	$11,992	$10,611	$8,765
8/31/25	$16,779	$15,244	$12,470

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
China Equity ETF (at NAV)	39.92%	(3.48)%	5.31%
MSCI China All Shares Index (Net)	43.67%	(1.23)%	4.31%
MSCI China A Onshore Index (Net)	42.28%	0.33%	2.23%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The Fund commenced operations after the assets of another investment company, Neuberger Berman Greater China Equity Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on October 13, 2023. The Fund has adopted the performance history of its predecessor fund. The information shown above prior to October 13, 2023 is for the predecessor fund's Institutional Class. The predecessor fund had different principal investment strategies, which included the use of a sub-adviser, prior to August 21, 2023. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/china-equity-etf?view-all-funds=equities&section=performance.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 7,348,833
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,348,833
Number of Portfolio Holdings	71
Portfolio Turnover Rate	130%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.0%
Financials	20.8%
Industrials	14.0%
Materials	9.6%
Consumer Staples	8.7%
Health Care	7.6%
Consumer Discretionary	6.0%
Utilities	2.6%
Communication Services	2.3%
Energy	2.1%
Real Estate	0.4%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Country Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
China	95.5%
United States	2.9%
Hong Kong	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Contemporary Amperex Technology Co. Ltd. Class A	3.5%
Montage Technology Co. Ltd. Class A	3.2%
China Merchants Bank Co. Ltd. Class A	3.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.9%
China Yangtze Power Co. Ltd. Class A	2.6%
Zhongji Innolight Co. Ltd. Class A	2.5%
Kweichow Moutai Co. Ltd. Class A	2.4%
China Pacific Insurance Group Co. Ltd. Class A	2.2%
Cambricon Technologies Corp. Ltd. Class A	2.1%
Sieyuan Electric Co. Ltd. Class A	2.0%

Material Fund Change [Text Block]
C000237927
Shareholder Report [Line Items]
Fund Name	Commodity Strategy ETF
Trading Symbol	NBCM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbcm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbcm-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commodity Strategy ETF	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Commodity market performance rose amid elevated inflation and geopolitical uncertainty. An overweight in live cattle versus the Bloomberg Commodity Index (the Index) and a position in feeder cattle boosted returns for the Fund. Positive contributions from positioning in corn offset losses from an underweight in soybeans. In energy, overweight positions in oil detracted (Brent & WTI). In precious metals, exposure to platinum (not in the Index) contributed. In soft commodities, an overweight in coffee offset losses from a position in white sugar. In power, an underweight position in U.S. natural gas offset losses from a position in Title Transfer Facility (TTF) natural gas.

Performance Attribution

Top Contributors

Top Detractors

  An overweight in Livestock and an underweight in Agriculture versus the Index

  An overweight in Energy and an underweight in Precious Metals versus the Index

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Commodity Strategy ETF (at NAV) $16,830	MSCI All Country World Index (Net) $28,656	Bloomberg Commodity Index $13,948
8/31/15	$10,000	$10,000	$10,000
8/31/16	$9,125	$10,724	$9,124
8/31/17	$9,609	$12,560	$9,396
8/31/18	$10,186	$13,993	$9,444
8/31/19	$9,631	$13,954	$8,888
8/31/20	$8,835	$16,260	$8,541
8/31/21	$12,451	$20,916	$11,190
8/31/22	$15,123	$17,594	$14,291
8/31/23	$15,160	$20,048	$13,052
8/31/24	$14,724	$24,748	$12,479
8/31/25	$16,830	$28,656	$13,948

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Commodity Strategy ETF (at NAV)	14.31%	13.76%	5.34%
MSCI All Country World Index (Net)	15.79%	12.00%	11.10%
Bloomberg Commodity Index	11.77%	10.30%	3.38%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The Fund commenced operations after the assets of another investment company, Neuberger Berman Commodity Strategy Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on October 21, 2022. The Fund has adopted the performance history of its predecessor fund. The information shown above prior to October 21, 2022 is for the predecessor fund's Institutional Class. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/commodity-strategy-etf?section=performance.

On December 12, 2024, the Fund began comparing its performance to the MSCI All Country World Index (Net) in order to satisfy a change in regulatory requirements. The Bloomberg Commodity Index will be maintained as a secondary index as it shows how the Fund's performance compares to indices with characteristics that are more representative of the Fund's investment strategy than the MSCI All Country World Index (Net).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Performance Table Market Index Changed [Text Block]

On December 12, 2024, the Fund began comparing its performance to the MSCI All Country World Index (Net) in order to satisfy a change in regulatory requirements. The Bloomberg Commodity Index will be maintained as a secondary index as it shows how the Fund's performance compares to indices with characteristics that are more representative of the Fund's investment strategy than the MSCI All Country World Index (Net).

AssetsNet	$ 253,531,057
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 850,862
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$253,531,057
Number of Portfolio Holdings	191
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$850,862

Holdings [Text Block]

Top Commodity Holdings - Short

(as % of Total Notional Value)

Copper	(10.1)%
Primary Aluminum	(9.6)%
Nickel	(3.1)%
Lead	(2.9)%
Zinc	(2.9)%
Tin	(0.8)%
Palladium	(0.4)%
Wheat	(0.0)%

Largest Holdings [Text Block]

Top Commodity Holdings -  Long

(as a % of Total Notional Value)

Gold 100 Oz	16.7%
Copper	16.0%
Primary Aluminum	13.6%
Brent Crude	6.5%
Natural Gas	6.2%
WTI Crude	5.1%
Nickel	4.6%
Soybean	4.6%
Corn	4.5%
Live Cattle	4.4%

Material Fund Change [Text Block]
C000251139
Shareholder Report [Line Items]
Fund Name	Core Equity ETF
Trading Symbol	NBCR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbcr-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbcr-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Equity ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year, while the Fund generated a positive total return, it underperformed its benchmark, the Russell 1000® Index (the Index) for the same period. Key contributors to relative performance included owning Carnival and not holding certain names in the IT and Financials sectors. Detractors from relative performance were not owning or limited exposure to certain outperforming names in the Index.

Performance Attribution

Top Contributors

Top Detractors

  Consumer Discretionary sector

  Industrials sector

  IT sector

  Health Care sector

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Core Equity ETF (at NAV) $11,810	S&P 500® Index $11,869	Russell 1000® Index $11,899
7/31/2024	$10,000	$10,000	$10,000
8/31/2024	$10,218	$10,243	$10,237
11/30/2024	$10,874	$10,975	$11,051
2/28/2025	$10,772	$10,868	$10,891
5/31/2025	$10,781	$10,827	$10,851
8/31/2025	$11,810	$11,869	$11,899

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	Since Inception 7/31/24
Core Equity ETF (at NAV)	15.57%	16.57%
S&P 500® Index	15.88%	17.11%
Russell 1000® Index	16.24%	17.38%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/core-equity-etf?section=performance.

Performance Inception Date	Jul. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 388,066,614
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 197,052
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$388,066,614
Number of Portfolio Holdings	198
Portfolio Turnover Rate	44%
Total Investment Advisory Fees Paid	$197,052

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.8%
Financials	15.1%
Consumer Discretionary	11.6%
Communication Services	11.4%
Industrials	9.0%
Health Care	8.8%
Consumer Staples	4.4%
Energy	2.9%
Materials	2.6%
Utilities	2.3%
Real Estate	1.4%
Exchange-Traded Funds	0.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

NVIDIA Corp.	7.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Meta Platforms, Inc. Class A	2.7%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc. Class C	1.8%
Tesla, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000234392
Shareholder Report [Line Items]
Fund Name	Disrupters ETF
Trading Symbol	NBDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/NBDS-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/NBDS-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disrupters ETF	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund performed well on an absolute basis due to its relatively high exposure to AI enablers and beneficiaries. It benefitted from increased consumer preference for streaming digital entertainment and social networking. Uncertainty on the duration of the powerful upcycle in semiconductor and semiconductor capital equipment put some relative pressure on the Fund while infrastructure and power demands catalyzed by AI helped to drive growth in key portfolio holdings. Disruptive technologies in online trading of financial products was a tailwind.

Performance Attribution

Top Contributors

Top Detractors

  Financial Services industry group within the Financials sector

  Communication Services and Utilities sectors

  IT, Health Care and Industrials sectors

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Disrupters ETF (at NAV) $14,361	Russell 3000® Index $14,901	Russell 1000® Growth Index $16,854	Russell Midcap® Growth Index $14,928	Russell 2000® Growth Index $12,679
4/6/22	$10,000	$10,000	$10,000	$10,000	$10,000
5/31/22	$8,157	$9,209	$8,771	$8,737	$8,839
8/31/22	$8,090	$8,886	$8,624	$8,776	$9,134
11/30/22	$8,052	$9,178	$8,616	$9,134	$9,249
2/28/23	$8,232	$9,020	$8,517	$9,243	$9,413
5/31/23	$9,110	$9,396	$9,608	$9,240	$9,076
8/31/23	$9,689	$10,197	$10,516	$9,917	$9,753
11/30/23	$9,855	$10,336	$10,871	$10,045	$9,172
2/29/24	$11,841	$11,600	$12,429	$11,556	$10,749
5/31/24	$11,804	$11,988	$12,837	$11,264	$10,744
8/31/24	$12,331	$12,863	$13,750	$11,808	$11,476
11/30/24	$12,873	$13,900	$15,007	$14,070	$12,881
2/28/25	$12,541	$13,634	$14,884	$13,237	$11,375
5/31/25	$12,884	$13,561	$15,099	$13,882	$11,115
8/31/25	$14,361	$14,901	$16,854	$14,928	$12,679

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	Since Inception 4/6/22
Disrupters ETF (at NAV)	16.47%	11.21%
Russell 3000® Index	15.84%	12.42%
Russell 1000® Growth Index	22.58%	16.57%
Russell Midcap® Growth Index	26.42%	12.49%
Russell 2000® Growth Index	10.48%	7.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/disrupters-etf?section=performance.

Performance Inception Date	Apr. 06, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 26,868,456
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 122,240
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$26,868,456
Number of Portfolio Holdings	30
Portfolio Turnover Rate	34%
Total Investment Advisory Fees Paid	$122,240

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	52.3%
Financials	11.2%
Consumer Discretionary	9.8%
Communication Services	8.9%
Industrials	8.1%
Health Care	4.3%
Utilities	3.4%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

NVIDIA Corp.	9.4%
Spotify Technology SA	5.6%
Robinhood Markets, Inc. Class A	5.0%
Amazon.com, Inc.	4.7%
Intuitive Surgical, Inc.	4.3%
Snowflake, Inc.	4.2%
Nova Ltd.	4.0%
Tradeweb Markets, Inc. Class A	3.9%
Shopify, Inc. Class A	3.6%
ARM Holdings PLC ADR	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000255686
Shareholder Report [Line Items]
Fund Name	Growth ETF
Trading Symbol	NBGX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of December 18, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/NBGX-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/NBGX-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Growth ETF	$32	0.43%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform over the period?

The Fund outperformed the Russell 1000® Growth Index (the Index) primarily driven by stock selection decisions. Positioning in the Consumer Discretionary sector positively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, while holdings in the Industrials sector positively impacted relative performance, holdings in the Capital Goods industry group within that sector were the largest tailwind.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Discretionary and Industrials sectors

  An overweight in the Communication Services and Utilities sectors and an underweight in the Health Care sector versus the Index

  Stock selection in the IT sector and, to a lesser extent, in the Utilities sector

  An underweight in the IT sector versus the Index and cash effect detracted relatively due to strong overall performance in the category

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Growth ETF (at NAV) $11,211	S&P 500® Index $11,101	Russell 1000® Growth Index $11,096
12/18/24	$10,000	$10,000	$10,000
2/28/25	$9,987	$10,165	$9,799
5/31/25	$10,184	$10,126	$9,940
8/31/25	$11,211	$11,101	$11,096

Average Annual Return [Table Text Block]

Cumulative Total Returns

Name	Since Inception 12/18/24
Growth ETF (at NAV)	12.11%
S&P 500® Index	11.01%
Russell 1000® Growth Index	10.96%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/growth-etf?section=performance.

Performance Inception Date	Dec. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 12,224,610
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$12,224,610
Number of Portfolio Holdings	55
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	41.7%
Communication Services	16.1%
Consumer Discretionary	13.7%
Financials	9.3%
Industrials	7.8%
Health Care	5.6%
Consumer Staples	3.2%
Utilities	1.5%
Energy	0.5%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.9%
NVIDIA Corp.	9.1%
Amazon.com, Inc.	7.8%
Meta Platforms, Inc. Class A	6.1%
Broadcom, Inc.	5.4%
Alphabet, Inc. Class A	5.3%
Apple, Inc.	4.9%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Visa, Inc. Class A	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000252374
Shareholder Report [Line Items]
Fund Name	Japan Equity ETF
Trading Symbol	NBJP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of September 11, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbjp-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbjp-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Japan Equity ETF	$52	0.49%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform over the period?

Despite volatile global macroeconomic conditions, Japanese equities continued to exhibit resilient performance on the back of investor optimism towards signs of the Japanese economy exiting deflation, normalizing monetary policy and ongoing corporate governance reforms. During the period, the Fund underperformed the MSCI Japan Index (Net) (the Index), despite positive stock selection. The Fund continued to invest in Japanese companies with strong fundamentals and a growth profile priced at what it believed to be reasonable valuations with a tilt towards businesses that generate more revenues from the Japanese economy.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Consumer Discretionary, Materials, Industrials and IT sectors

  Relative to the Index, an underweight to the Consumer Staples and Health Care sectors

  An overweight, relative to the Index, to the Industrials sector

  Stock selection in the Communication Services and Financials sectors

  Relative to the Index, an underweight to the Communication Services sector

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Japan Equity ETF (at NAV) $11,853	MSCI Japan Index (Net) $11,854
9/11/24	$10,000	$10,000
11/30/24	$9,965	$10,095
2/28/25	$9,817	$10,079
5/31/25	$11,177	$11,052
8/31/25	$11,853	$11,854

Average Annual Return [Table Text Block]

Cumulative Total Returns

Name	Since Inception 9/11/24
Japan Equity ETF (at NAV)	18.53%
MSCI Japan Index (Net)	18.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/japan-equity-etf?section=performance.

Performance Inception Date	Sep. 11, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 35,289,942
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$35,289,942
Number of Portfolio Holdings	59
Portfolio Turnover Rate	59%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	33.1%
Consumer Discretionary	22.5%
Financials	15.0%
Information Technology	8.9%
Materials	6.2%
Real Estate	5.6%
Health Care	4.2%
Communication Services	3.9%
Consumer Staples	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Country Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Japan	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Tokio Marine Holdings, Inc.	4.8%
Toyota Motor Corp.	3.5%
Kinden Corp.	3.3%
Sony Group Corp.	3.3%
Niterra Co. Ltd.	3.1%
Resona Holdings, Inc.	3.1%
SCSK Corp.	3.0%
Mitsubishi Logistics Corp.	3.0%
USS Co. Ltd.	2.8%
East Japan Railway Co.	2.8%

Material Fund Change [Text Block]
C000245650
Shareholder Report [Line Items]
Fund Name	Option Strategy ETF
Trading Symbol	NBOS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/NBOS-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/NBOS-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Option Strategy ETF	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Fund performance was supported by positive S&P 500® Index trends, overcoming a brief April drawdown driven by new tariff policies. Healthy levels of volatility favored option strategies, with an April spike followed by normalization near historical averages. Both the Fund’s option strategy and collateral portfolio sleeves contributed positively: market uncertainty supported option premiums, while normal interest rates boosted collateral returns.

Performance Attribution

Top Contributors

Top Detractors

  S&P 500 Index Options

  Collateral portfolio

None

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Option Strategy ETF (at NAV) $19,851	S&P 500® Index $35,066	50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index $15,770
9/16/16	$10,000	$10,000	$10,000
8/31/17	$11,231	$11,740	$11,083
8/31/18	$11,918	$14,048	$11,724
8/31/19	$11,923	$14,459	$11,158
8/31/20	$12,848	$17,631	$10,970
8/31/21	$15,747	$23,125	$13,053
8/31/22	$14,408	$20,529	$12,251
8/31/23	$16,234	$23,802	$13,277
8/31/24	$17,992	$30,261	$14,949
8/31/25	$19,851	$35,066	$15,770

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	Since Inception 9/16/16
Option Strategy ETF (at NAV)	10.30%	9.09%	7.95%
S&P 500® Index	15.88%	14.74%	15.02%
50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index	5.49%	7.53%	5.21%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The Fund commenced operations after the assets of another investment company, Neuberger Berman U.S. Equity Index PutWrite Strategy Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on January 26, 2024. The Fund has adopted the performance history of its predecessor fund. The information shown above prior to January 26, 2024 is for the predecessor fund's Institutional Class. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/option-strategy-etf?section=performance.

Performance Inception Date	Sep. 16, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 436,560,622
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 1,749,574
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$436,560,622
Number of Portfolio Holdings	25
Portfolio Turnover Rate	112%
Total Investment Advisory Fees Paid	$1,749,574

Holdings [Text Block]

Collateral Securities

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury Obligations	Value
Less than 1 year	52.2%
1 to 3 years	41.3%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Options Exposure

(as a % of Total Notional Value of Put Options Written)

SPDR S&P 500 ETF Trust $644, due 09/19/25	22.4%
SPDR S&P 500 ETF Trust $637, due 09/05/25	20.7%
SPDR S&P 500 ETF Trust $642.5, due 09/26/25	11.9%
SPDR S&P 500 ETF Trust $641, due 09/12/25	11.0%
SPDR S&P 500 ETF Trust $643, due 09/12/25	7.2%
SPDR S&P 500 ETF Trust $644, due 09/12/25	6.9%
SPDR S&P 500 ETF Trust $642, due 09/26/25	6.1%
SPDR S&P 500 ETF Trust $645, due 09/26/25	3.4%
SPDR S&P 500 ETF Trust $632, due 09/05/25	2.3%
SPDR S&P 500 ETF Trust $647, due 09/05/25	2.3%

Material Fund Change [Text Block]
C000248517
Shareholder Report [Line Items]
Fund Name	Small-Mid Cap ETF
Trading Symbol	NBSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbsm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbsm-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Mid Cap ETF	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the past twelve months, the small-mid cap market has been quite volatile, with investors reacting strongly to a series of policy announcements and macroeconomic data points. For much of the period, highly speculative companies, many of which we believe are lower quality, materially outperformed and the stocks in our high-quality focused Fund, were generally out of favor. Consequently, during the period, the Fund posted a negative return and lagged the Russell 2500TM Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Our lack of exposure to biotechnology firms, which are present in the Index and down sharply, added value

  Overweight positions in the Industrials and IT sectors versus the Index

  A number of the Fund’s holdings declined for company specific reasons (primarily IT and Industrials names)

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Small-Mid Cap ETF (at NAV) $10,331	Russell 3000® Index $12,537	Russell 2500™ Index $11,539
3/20/2024	$10,000	$10,000	$10,000
5/31/2024	$10,039	$10,087	$9,935
8/31/2024	$10,395	$10,823	$10,486
11/30/2024	$11,090	$11,695	$11,581
2/28/2025	$9,981	$11,471	$10,567
5/31/2025	$9,656	$11,410	$10,281
8/31/2025	$10,331	$12,537	$11,539

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	Since Inception 3/20/24
Small-Mid Cap ETF (at NAV)	(0.62)%	2.27%
Russell 3000® Index	15.84%	16.88%
Russell 2500™ Index	10.04%	10.38%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/small-mid-cap-etf?section=performance.

Performance Inception Date	Mar. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet	$ 181,904,203
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 889,568
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$181,904,203
Number of Portfolio Holdings	61
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$889,568

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	37.0%
Information Technology	17.2%
Financials	13.6%
Consumer Discretionary	7.1%
Energy	5.1%
Health Care	4.6%
Real Estate	4.5%
Communication Services	2.9%
Utilities	2.9%
Materials	2.1%
Consumer Staples	1.4%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Colliers International Group, Inc.	2.5%
RBC Bearings, Inc.	2.5%
Gates Industrial Corp. PLC	2.4%
Valmont Industries, Inc.	2.4%
Fair Isaac Corp.	2.2%
ITT, Inc.	2.2%
Tidewater, Inc.	2.2%
Toro Co.	2.2%
Lincoln Electric Holdings, Inc.	2.1%
Littelfuse, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at nb.com/nbsm-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Effective April 1, 2025, the Fund's management fee of 0.60% of average daily net assets was reduced to 0.51% of average daily net assets, and the Fund’s contractual expense limitation was correspondingly reduced by 0.09%.

Material Fund Change Expenses [Text Block]

Effective April 1, 2025, the Fund's management fee of 0.60% of average daily net assets was reduced to 0.51% of average daily net assets, and the Fund’s contractual expense limitation was correspondingly reduced by 0.09%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at nb.com/nbsm-documents or upon request at 800.877.9700 or fundinfo@nb.com.